Consolidated Statement Of Changes In Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Income (Loss) [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2008	$ 2	$ 90,411	$ 70	$ (87,949)	$ 2,534
Balance, shares at Dec. 31, 2008	1,908,269
Comprehensive income:
Net loss				(2,026)	(2,026)
Net unrealized income (losses) on foreign currency translation			6		6
Comprehensive loss					(2,020)
Cashless exercise of warrants	91,473
Private placement sale of common stock		1,251			1,251
Private placement sale of common stock, shares	67,258
Exercise of stock options		85			85
Exercise of stock options, shares	13,239
Noncash stock-based compensation		108			108
Balance at Dec. 31, 2009	2	91,855	76	(89,975)	1,958
Balance, shares at Dec. 31, 2009	2,080,239
Comprehensive income:
Net loss				(1,933)	(1,933)
Net unrealized income (losses) on foreign currency translation			(54)		(54)
Comprehensive loss					(1,987)
Exercise of stock options		72			72
Exercise of stock options, shares	10,313
Noncash stock-based compensation		92			92
Balance at Dec. 31, 2010	$ 2	$ 92,019	$ 22	$ (91,908)	$ 135
Balance, shares at Dec. 31, 2010	2,090,552